Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000,000	20,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Outstanding	28,226,264	27,699,598
Common Stock, Shares, Issued	28,226,264	27,699,598